Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	$ 32,627	$ 64,815	$ 29,829
Less: share of profit of joint ventures and associates	(3,725)	(3,972)	(4,097)
Income before taxation and share of profit of joint ventures and associates	28,902	60,843	25,732
Applicable tax charge at standard statutory tax rates	11,921	22,170	10,097
Adjustments in respect of prior periods	(12)	(424)	(1,036)
Tax effects of:
Expenses not deductible for tax purposes	1,225	849	893
Incentives for investment and development	(553)	(1,388)	(467)
Derecognition/(recognition) of deferred tax assets	243	(457)	(113)
Changes in tax rates and legislation	242	785	10
Income not subject to tax at standard statutory rates	(213)	234	90
Disposals	(113)	39	(328)
Exchange rate differences	89	(102)	53
Other reconciling items	162	235	0
Total taxation charge	$ 12,991	$ 21,941	$ 9,199
Weighted average of statutory tax rates	41.00%	36.00%	39.00%
Effective tax rate based on income before taxation	40.00%	34.00%	31.00%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates	45.00%	36.00%	36.00%